Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
(10)	Income Taxes

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2012	2013
U.S. federal statutory income tax rate	34.0%	34.0%
State taxes, net of federal benefit	6.6%	6.6%
Permanent items	(19.5)%	(18.0)%
R&D credit	1.1%	0.7%
Change in valuation allowance	(22.2)%	(23.3)%

Effective income tax rate	—%	—%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2012	2013
Net operating loss carryforwards	$3,459,513	$3,697,105
Credits	346,552	359,980
Other temporary differences	1,642,940	1,847,770

Gross deferred tax asset	5,449,005	5,904,855
Deferred tax assets valuation allowance	(5,449,005)	(5,904,855)
	$—	$—

In assessing the realizability of the net deferred tax asset, the Company considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards. The Company believes that it is more likely than not that the Company’s deferred income tax asset will not be realized in the immediate future. As such, there is a full valuation allowance against the net deferred tax assets as of December 31, 2012 and 2013.

The following table summarizes carryforwards of Federal net operating losses and tax credits as of December 31, 2013:

	Amount	Expiration
Federal net operating losses	$9,106,169	2028 – 2033
Research and development credits	$359,980	2028 – 2033

Under the Tax Reform Act of 1986 (the Act), the utilization of a corporation’s net operating loss and research and development tax credit carryforwards is limited following a greater than 50% change in ownership during a three-year period. Any unused annual limitation may be carried forward to future years for the balance of the carryforward period. The Company may have experienced ownership changes, as defined by the Act, as a result of past financings; accordingly, the Company’s ability to utilize the aforementioned carryforwards may be limited. The Company has not yet determined whether or not ownership changes, as defined by the Act, have occurred. In addition, state net operating loss carryforwards may be further limited, including Pennsylvania, which has a limitation equal to the greater of 20.0% of taxable income after modifications and apportionment or $3,000,000 on state net operating losses utilized in any one year.